Consolidated Balance Sheets - USD ($)	Dec. 31, 2023	Dec. 31, 2022
Current Assets
Cash and cash equivalents	$ 16,860,934	$ 32,691,060
Restricted cash	1,320,000	1,320,000
USDC	405,596	626,441
Digital assets	40,456,083	27,587,328
Income tax receivable		736,445
Other current assets	18,188,032	1,433,999
Digital assets held in fund	6,115,538
Total Current Assets	83,346,183	64,395,273
Non-Current Assets
Loans receivable	400,000
Investment securities	4,373,685	1,787,922
Deposits for property and equipment	4,227,371	2,594,881
Operating lease right-of-use assets	6,216,255
Property and equipment, net	81,474,649	22,609,391
Other non-current assets	9,290,239	9,033,200
Total Non-Current Assets	105,982,199	36,025,394
Total Assets	189,328,382	100,420,667
Current Liabilities
Accounts payable	2,316,343	3,628,619
Deferred Revenue	13,073,449
Current portion of operating lease liability	1,864,779
Income tax payable	50,973
Accrued litigation settlement cost		2,100,000
Other payables and accrued liabilities	9,775,718	1,714,735
Total Current Liabilities	27,081,262	7,443,354
Non-Current Liabilities
Other long-term liabilities	1,883,333
Non-current portion of operating lease liability	4,351,476
Long-term income tax payable	3,196,204	3,044,004
Deferred tax liability	112,251
Total Non-Current Liabilities	9,543,264	3,044,004
Total Liabilities	36,624,526	10,487,358
Commitments and Contingencies
Shareholders’ Equity
Preferred shares, $0.01 par value, 10,000,000 and 10,000,000 shares authorized, 1,000,000 and 1,000,000 shares issued and outstanding of December 31, 2023 and 2022, respectively	9,050,000	9,050,000
Ordinary shares, $0.01 par value, 340,000,000 and 340,000,000 shares authorized, 107,421,813 and 82,615,569 shares issued, 107,291,827 and 82,485,583 shares outstanding as of December 31, 2023 and December 31, 2022, respectively	1,074,218	824,856
Treasury stock, at cost, 129,986 and 129,986 shares as of December 31, 2023 and 2022, respectively	(1,171,679)	(1,171,679)
Additional paid-in capital	290,660,609	212,646,143
Accumulated deficit	(146,909,292)	(131,416,011)
Total Shareholders’ Equity	152,703,856	89,933,309
Total Liabilities and Shareholders’ Equity	$ 189,328,382	$ 100,420,667